SUBSEQUENT EVENTS (Details)	Aug. 31, 2025 USD ($) $ / shares shares	Aug. 01, 2025 USD ($) D $ / shares shares	Sep. 20, 2023 $ / shares shares	Jul. 18, 2025	Mar. 31, 2025 $ / shares	Sep. 30, 2024 $ / shares	Jul. 26, 2022 $ / shares
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share)					$ 1
Number of shares issued to shareholder | shares			760,000
Price per share			$ 2.5
Common Class A
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share)					$ 0.00025	$ 0.00025	$ 0.00025
Subsequent Events | Convertible promissory note
SUBSEQUENT EVENTS
Principal amount | $		$ 2,200,000
Convertible debt, purchase price | $		$ 2,000,000
Debt conversion, percentage		88
Debt instrument, convertible, consecutive trading days | D		10
Subsequent Events | Netclass International Pte. Ltd
SUBSEQUENT EVENTS
Percentage of ownership (%)				100.00%
Subsequent Events | Common Class A
SUBSEQUENT EVENTS
Ordinary shares, purchase price | $	$ 2,400,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Number of shares issued to shareholder | shares	1,500,000	1,069,500
Price per share	$ 1.6	$ 0.00025
Debt convertible of common stock, floor price		$ 0.7106
Stock issuance transaction completion threshold period	60 days